Founder Preferred Shares Dividend Reserve - Additional Information (Details) € / shares in Units, € in Millions					12 Months Ended
	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2018 EUR (€) $ / shares	Jan. 02, 2018 shares	Dec. 31, 2017	Dec. 31, 2019 EUR (€) $ / shares shares	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 € / shares	Mar. 22, 2019 € / shares	Jan. 12, 2016	Jun. 01, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Preferred stock, conversion terms, weighted average share price (in dollars per share) | (per share)									$ 11.5	€ 11.50
Preference shares, dividend payment terms, weighted average share price, minimum term required						10 days			10 days
Percentage increase in dividend price	20.00%		20.00%	20.00%	20.00%
Preferred share dividend equivalent												140,220,619
Dividend price per share (in dollars per share) | (per share)	$ 21.7289	$ 21.7289			$ 21.7289	$ 16.7538	$ 11.4824	€ 16.6516		€ 11.4824
Founder Preferred Shares Dividend Reserve | €	$ 370.1	$ 372.6			$ 370.1	$ 372.6							€ 531.5
Preference shares, conversion ratio									1
Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)			8,705,890			171,092	8,705,890	8,705,890
Share price (in dollars per share) | € / shares											€ 20.00
Ordinary shares excluded					13,700,000
Shares issued in the period (in shares)					20,300,000	8,900,000
Founder Entities [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)					6,421,074